Summary of significant accounting policies - Past due days credit quality (Details)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Financing Receivable, Past Due [Line Items]
Loans receivable from Xiaoying Credit Loans and other loans	¥ 5,004,137,624	$ 685,564,043	¥ 5,136,552,806
Xiaoying Credit Loans
Financing Receivable, Past Due [Line Items]
Loans receivable from Xiaoying Credit Loans and other loans	5,004,137,624	685,564,043	5,136,542,858
Loans facilitated in 2022 | Xiaoying Credit Loans
Financing Receivable, Past Due [Line Items]
Loans receivable from Xiaoying Credit Loans and other loans			1,519,725
Loans facilitated in 2022 | Other loans
Financing Receivable, Past Due [Line Items]
Loans receivable from Xiaoying Credit Loans and other loans			9,948
Loans facilitated in 2023 | Xiaoying Credit Loans
Financing Receivable, Past Due [Line Items]
Loans receivable from Xiaoying Credit Loans and other loans	1,396,584	191,331	5,135,023,133
Loans facilitated in 2024 | Xiaoying Credit Loans
Financing Receivable, Past Due [Line Items]
Loans receivable from Xiaoying Credit Loans and other loans	5,002,741,040	685,372,712
Not past-due
Financing Receivable, Past Due [Line Items]
Loans receivable from Xiaoying Credit Loans and other loans	4,927,935,321	675,124,369	5,065,807,660
Not past-due | Loans facilitated in 2022 | Xiaoying Credit Loans
Financing Receivable, Past Due [Line Items]
Loans receivable from Xiaoying Credit Loans and other loans			23,330
Not past-due | Loans facilitated in 2022 | Other loans
Financing Receivable, Past Due [Line Items]
Loans receivable from Xiaoying Credit Loans and other loans			2,000
Not past-due | Loans facilitated in 2023 | Xiaoying Credit Loans
Financing Receivable, Past Due [Line Items]
Loans receivable from Xiaoying Credit Loans and other loans	306,140	41,940	5,065,782,330
Not past-due | Loans facilitated in 2024 | Xiaoying Credit Loans
Financing Receivable, Past Due [Line Items]
Loans receivable from Xiaoying Credit Loans and other loans	4,927,629,181	675,082,429
1 - 30 Days
Financing Receivable, Past Due [Line Items]
Loans receivable from Xiaoying Credit Loans and other loans	48,168,311	6,599,032	46,638,396
1 - 30 Days | Loans facilitated in 2022 | Xiaoying Credit Loans
Financing Receivable, Past Due [Line Items]
Loans receivable from Xiaoying Credit Loans and other loans			510,844
1 - 30 Days | Loans facilitated in 2022 | Other loans
Financing Receivable, Past Due [Line Items]
Loans receivable from Xiaoying Credit Loans and other loans			0
1 - 30 Days | Loans facilitated in 2023 | Xiaoying Credit Loans
Financing Receivable, Past Due [Line Items]
Loans receivable from Xiaoying Credit Loans and other loans	443,897	60,814	46,127,552
1 - 30 Days | Loans facilitated in 2024 | Xiaoying Credit Loans
Financing Receivable, Past Due [Line Items]
Loans receivable from Xiaoying Credit Loans and other loans	47,724,414	6,538,218
30 - 60 Days
Financing Receivable, Past Due [Line Items]
Loans receivable from Xiaoying Credit Loans and other loans	28,033,992	3,840,642	24,106,750
30 - 60 Days | Loans facilitated in 2022 | Xiaoying Credit Loans
Financing Receivable, Past Due [Line Items]
Loans receivable from Xiaoying Credit Loans and other loans			985,551
30 - 60 Days | Loans facilitated in 2022 | Other loans
Financing Receivable, Past Due [Line Items]
Loans receivable from Xiaoying Credit Loans and other loans			7,948
30 - 60 Days | Loans facilitated in 2023 | Xiaoying Credit Loans
Financing Receivable, Past Due [Line Items]
Loans receivable from Xiaoying Credit Loans and other loans	646,547	88,577	¥ 23,113,251
30 - 60 Days | Loans facilitated in 2024 | Xiaoying Credit Loans
Financing Receivable, Past Due [Line Items]
Loans receivable from Xiaoying Credit Loans and other loans	¥ 27,387,445	$ 3,752,065